Organization, Basis of Presentation and Summary of Significant Accounting Policies - Tax Receivable Agreement (Details) - USD ($) $ in Millions	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Tax receivable agreement liability	$ 5.3	$ 1.9
Additional liability	$ 3.4